CONSOLIDATED STATEMENTS OF INCOME (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue
Net gains on mortgage loans held for sale at fair value	$ 138,013,000	$ 118,170,000	$ 13,029,000
Loan origination fees	23,575,000	9,634,000	669,000
Loan servicing fees
From non-affiliates	61,523,000	20,673,000	11,493,000
Mortgage servicing rebate to Investment Funds	(700,000)	(885,000)	(2,772,000)
Other	11,426,000	2,245,000	1,657,000
Net servicing fees	119,461,000	52,357,000	38,105,000
Amortization, impairment and change in estimated fair value of mortgage servicing rights	(29,451,000)	(12,252,000)	(9,438,000)
Net loan servicing fees	90,010,000	40,105,000	28,667,000
Management fees:
Management fees	40,330,000	21,799,000	16,683,000
Carried Interest from Investment Funds	13,419,000	10,473,000	12,596,000
Net interest expense:
Interest income	15,632,000	6,354,000	1,532,000
Interest expense	16,673,000	7,879,000	1,875,000
Net interest expense:	(1,041,000)	(1,525,000)	(343,000)
Change in fair value of investment in and dividends received from affiliate	2,541,000	3,524,000	1,736,000
Other	2,500,000	2,707,000	1,713,000
Total net revenue	386,559,000	265,086,000	74,784,000
Expenses
Compensation	148,576,000	124,014,000	47,479,000
Professional services	10,571,000	5,568,000	3,867,000
Loan origination	9,943,000	2,953,000	185,000
Technology	9,205,000	4,455,000	1,979,000
Marketing	9,118,000	932,000	346,000
Servicing	7,028,000	3,642,000	2,344,000
Occupancy	2,795,000	1,521,000	1,985,000
Other	7,197,000	3,678,000	1,900,000
Total expenses	204,433,000	146,763,000	60,085,000
Income before provision for income taxes	182,126,000	118,323,000	14,699,000
Provision for income taxes	9,961,000
Net income	172,165,000	118,323,000	14,699,000
Less: Net income attributable to noncontrolling interest	157,765,000
Net income attributable to PennyMac Financial Services, Inc. common stockholders	14,400,000
Earnings per share of Common Stock
Basic (in dollars per share)	$ 0.83
Diluted (in dollars per share)	$ 0.82
Weighted-average common shares outstanding
Basic (in shares)	17,311
Diluted (in shares)	75,892
PennyMac Mortgage Investment Trust
Revenue
Fulfillment fees from affiliate	79,712,000	62,906,000	1,747,000
Loan servicing fees
From affiliates	39,413,000	18,608,000	13,204,000
Management fees:
Management fees	32,410,000	12,436,000	6,740,000
Net interest expense:
Change in fair value of investment in and dividends received from affiliate	41,000	817,000	23,000
Investment Funds
Loan servicing fees
From affiliates	7,799,000	11,716,000	14,523,000
Management fees:
Management fees	7,920,000	9,363,000	9,943,000
Carried Interest from Investment Funds	$ 13,419,000	$ 10,473,000	$ 12,596,000